Expense Example	Aug. 10, 2026 USD ($)
xETFs Korea AI Semiconductor ETF | xETFs Korea AI Semiconductor ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	230
xETFS 2x Long Daily Korea AI Semiconductor ETF | xETFS 2x Long Daily Korea AI Semiconductor ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	153
Expense Example, with Redemption, 3 Years	$ 474